ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$114,271	$2,412,695	$1,090,274
Allowances made (reversal) during the year	2,237,042	(1,402,085)	852,278
Write off	—	—	(143,197)
Foreign exchange effect	61,382	79,664	22,400
Closing balance	$2,412,695	$1,090,274	$1,821,755

Allowances for other receivables
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$9,456,014	$8,733,597	$8,739,314
Allowances made during the year	42,379	—	3,412
Write off	(774,792)	—	(47,702)
Foreign exchange effect	9,996	5,717	703
Closing balance	$8,733,597	$8,739,314	$8,695,727

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances

	At December 31,
	2010	2011	2012
Beginning of the year	$—	$887,888	$1,267,565
Allowances made (reversal) during the year	1,808,989	321,430	(5,125)
Write off	(943,340)	—	—
Foreign exchange effect	22,239	58,247	12,915
Closing balance	$887,888	$1,267,565	$1,275,355

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances
	At December 31,
	2010	2011	2012
Beginning of the year	$4,887,683	$4,661,198	$4,405,850
Allowances (reversal) made during the year	(169,366)	(294,013)	1,713
Write off	(133,587)	—	—
Foreign exchange effect	76,468	38,665	17,086
Closing balance	$4,661,198	$4,405,850	$4,424,649